SilverPepper Commodity Strategies Global Macro Fund*

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of September 30, 2023 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES — 50.3%
	United States Treasury Bill
$33,000,000	5.37%, 10/19/23 [1]	$32,917,797
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $32,914,522)	32,917,797

Number of Shares
SHORT-TERM INVESTMENTS — 15.1%
9,834,013	GS Financial Square Government Fund - Institutional, 5.16% [2]	9,834,013

Principal Amount
$65,693	UMB Bank demand deposit, 0.01% [2]	65,693
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,899,706)	9,899,706

	TOTAL INVESTMENTS — 65.4%
	(Cost $42,814,228)	42,817,503
	Other Assets in Excess of Liabilities — 34.6%	22,636,500
	TOTAL NET ASSETS - 100.0%	$65,454,003

*	On September 26, 2023, the Fund’s Board of Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares were redeemed and the Fund was liquidated on October 31, 2023.
[1]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securites pledged as collateral was $4,987,545, which represents 7.6% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.